Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance
SEC rules require us to disclose the following information concerning executive compensation and certain financial performance information about the Company for the periods shown.

					Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average SCT Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	MPC Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($ millions)	MPC Relative TSR Performance Percentile

2025	19,016,261	22,476,265	6,739,572	9,127,990	448.38	329.43	5,878	66.67th
2024	14,388,817	13,378,717	5,048,618	4,572,852	376.18	265.69	5,067	50.00th
	23,755,153	21,868,592	—	—	—	—	—	—
2023	24,054,492	49,644,470	5,557,272	10,633,993	392.05	284.01	11,172	100.00th
2022	21,288,532	54,026,557	4,759,899	11,070,030	300.40	229.87	16,050	83.33rd
2021	21,185,206	34,913,307	5,601,203	6,430,233	160.99	134.71	11,001	91.67th

Company Selected Measure Name			MPC Relative TSR Performance Percentile
Named Executive Officers, Footnote	2025: Mr. Hennigan, Mr. Quaid, Mr. Hessling, Ms. Benson and Mr. Aydt
•2024: Mr. Quaid, Mr. Aydt, Mr. Hessling and Ms. Benson
•2023: Ms. Mannen, Mr. Aydt, Suzanne Gagle and Gregory S. Floerke
•2022: Ms. Mannen, Ms. Gagle, Mr. Aydt, Mr. Floerke and Raymond L. Brooks
•2021: Ms. Mannen, Mr. Brooks, Ms. Gagle, Brian C. Davis, Donald C. Templin and Timothy T. Griffith

Peer Group Issuers, Footnote	Peer Group Total Shareholder Return is shown for the S&P 500 Oil & Gas Refining & Marketing Sub-Industry Index,
the same peer group used for the Stock Return Performance Graph included in our 2025 Annual Report.

Adjustment To PEO Compensation, Footnote

		Deductions from SCT Total		Additions to SCT Total
2025 SCT to CAP Total Reconciliation	SCT Total ($)	Grant Date Fair Value of Equity- Based Awards ($)	Change in Pension Value ($)	Pension Service Cost ($)	Value or Change in Value of Equity Awards as Summarized Below ($)	CAP Total ($)

PEO (Mannen)	19,016,261	13,391,322	467,458	228,959	17,089,825	22,476,265
Non-PEO NEOs (avg.)	6,739,572	3,766,026	350,483	80,706	6,424,221	9,127,990
Deductions from SCT Total include the amounts shown in the SCT “Stock Awards” column and “Change in Pension Value and
Nonqualified Deferred Compensation Earnings” column. Additions to SCT Total reflect the value of equity calculated in accordance with SEC methodology for determining CAP. The equity components of 2025 CAP are further detailed in the following supplemental table.

2025 Change in Value of Equity Awards	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year-End Over Year- End Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Vesting Date Fair Value of Vested Equity Awards Granted in the Year ($)	Year-End Over Vesting Date Change in Fair Value of Vested Equity Awards Granted in Prior Years ($)	Fair Value at Prior Year- End of Equity Awards Cancelled in the Year ($)	Value of Dividends or Other Earnings on Equity Awards in the Year ($)	Total Change in Value of Equity Awards as Included Above ($)

PEO (Mannen)	13,571,053	1,007,280	—	2,137,994	—	373,498	17,089,825
Non-PEO NEOs (avg.)	3,768,047	643,364	52,738	1,764,000	—	196,072	6,424,221

Non-PEO NEO Average Total Compensation Amount			$ 6,739,572	$ 5,048,618	$ 5,557,272	$ 4,759,899	$ 5,601,203
Non-PEO NEO Average Compensation Actually Paid Amount			$ 9,127,990	4,572,852	10,633,993	11,070,030	6,430,233
Adjustment to Non-PEO NEO Compensation Footnote

		Deductions from SCT Total		Additions to SCT Total
2025 SCT to CAP Total Reconciliation	SCT Total ($)	Grant Date Fair Value of Equity- Based Awards ($)	Change in Pension Value ($)	Pension Service Cost ($)	Value or Change in Value of Equity Awards as Summarized Below ($)	CAP Total ($)

PEO (Mannen)	19,016,261	13,391,322	467,458	228,959	17,089,825	22,476,265
Non-PEO NEOs (avg.)	6,739,572	3,766,026	350,483	80,706	6,424,221	9,127,990
Deductions from SCT Total include the amounts shown in the SCT “Stock Awards” column and “Change in Pension Value and
Nonqualified Deferred Compensation Earnings” column. Additions to SCT Total reflect the value of equity calculated in accordance with SEC methodology for determining CAP. The equity components of 2025 CAP are further detailed in the following supplemental table.

2025 Change in Value of Equity Awards	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year-End Over Year- End Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Vesting Date Fair Value of Vested Equity Awards Granted in the Year ($)	Year-End Over Vesting Date Change in Fair Value of Vested Equity Awards Granted in Prior Years ($)	Fair Value at Prior Year- End of Equity Awards Cancelled in the Year ($)	Value of Dividends or Other Earnings on Equity Awards in the Year ($)	Total Change in Value of Equity Awards as Included Above ($)

PEO (Mannen)	13,571,053	1,007,280	—	2,137,994	—	373,498	17,089,825
Non-PEO NEOs (avg.)	3,768,047	643,364	52,738	1,764,000	—	196,072	6,424,221

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2025 FINANCIAL PERFORMANCE MEASURES USED TO LINK NEO CAP TO MPC PERFORMANCE
MPC Relative PSU TSR
Relative Adjusted EBITDA per Barrel of Total Throughput
ACB Adjusted EBITDA
Distributable Cash Flow at MPLX per Unit
Relative Refining Margin per Barrel by Region
Relative Change in Free Cash Flow per Share
See the description of our ACB program beginning on page 47 for information on additional non-financial performance measures the Compensation and Organization Development Committee believes are critical to driving execution of our business strategy and desired culture and creating long-term shareholder value.

Total Shareholder Return Amount			$ 448.38	376.18	392.05	300.40	160.99
Peer Group Total Shareholder Return Amount			$ 329.43	$ 265.69	$ 284.01	$ 229.87	$ 134.71
Company Selected Measure Amount			66.67	50	100	83.33	91.67
PEO Name			2025: Ms. Mannen•2024: Ms. Mannen (top row), who was promoted to the CEO role effective August 1, 2024, and Mr. Hennigan (bottom row), who transitioned from the CEO role to Executive Chairman on that date •2023, 2022 and 2021: Mr. Hennigan
Measure:: 1
Pay vs Performance Disclosure
Name			MPC Relative PSU TSR
Measure:: 2
Pay vs Performance Disclosure
Name			Relative Adjusted EBITDA per Barrel of Total Throughput
Measure:: 3
Pay vs Performance Disclosure
Name			ACB Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name			Distributable Cash Flow at MPLX per Unit
Measure:: 5
Pay vs Performance Disclosure
Name			Relative Refining Margin per Barrel by Region
Measure:: 6
Pay vs Performance Disclosure
Name			Relative Change in Free Cash Flow per Share
Maryann T. Mannen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,388,817		$ 19,016,261
PEO Actually Paid Compensation Amount	$ 13,378,717		22,476,265
Michael J. Hennigan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 23,755,153			$ 24,054,492	$ 21,288,532	$ 21,185,206
PEO Actually Paid Compensation Amount		$ 21,868,592			$ 49,644,470	$ 54,026,557	$ 34,913,307
PEO | Maryann T. Mannen [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(467,458)
PEO | Maryann T. Mannen [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			228,959
PEO | Maryann T. Mannen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,391,322)
PEO | Maryann T. Mannen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,089,825
PEO | Maryann T. Mannen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,571,053
PEO | Maryann T. Mannen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,007,280
PEO | Maryann T. Mannen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Maryann T. Mannen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,137,994
PEO | Maryann T. Mannen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Maryann T. Mannen [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			373,498
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(350,483)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			80,706
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,766,026)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,424,221
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,768,047
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			643,364
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,738
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,764,000
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 196,072